LEASES - Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating and short-term lease expense	¥ 58,723	¥ 49,079
Finance lease expense	¥ 600	¥ 600